UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2016
Unaudited Condensed Consolidated Statements Of Operations
Sales revenue	$ 489,320	$ 287,224	$ 466,267	$ 1,296,550	$ 785,969	$ 1,128,245	$ 704,832
Cost of sales
Gross profit	489,320	287,224	466,267	1,296,550	785,969	1,128,245	704,832
Operating expenses:
Selling expenses	70,025	53,966	450	200,300	138,821	206,831
General and administrative	1,947,795	1,060,829	806,332	5,556,901	1,945,141	3,870,548	693,606
Total operating expenses	2,017,820	1,114,795	806,782	5,757,201	2,083,962	4,077,379	693,606
Loss from operations	(1,528,500)	(827,571)	(340,515)	(4,460,651)	(1,297,993)	(2,949,134)	11,226
Other income (expense):
Interest expense	(181,643)	(12,919)	220	(356,265)	(12,948)	35,541
Other income						5,000	1,438
Other income (expense), net	(181,643)	(12,919)	(220)	(356,265)	(12,948)	(30,541)	1,438
Income tax expense
Net loss	$ (1,710,143)	$ (840,490)	$ (340,735)	$ (4,816,916)	$ (1,310,941)	$ (2,979,675)	$ (18,300)
Net loss per common share:
Basic and diluted	$ (0.04)	$ (0.02)	$ (0.01)	$ (0.10)	$ (0.03)	$ (0.07)	$ 0.00
Weighted average common shares outstanding:
Basic and diluted	45,418,004	40,418,163	32,570,967	48,337,990	39,197,367	39,905,933	26,160,000